INVENTORY, NET	6 Months Ended
Mar. 31, 2024
INVENTORY, NET
INVENTORY, NET

NOTE 4 – INVENTORY, NET

Inventories consisted of the following:

	As of	As of
	March 31, 2024	September 30, 2023
Raw materials	$2,165,269	$2,497,298
Low value consumables	3,577	254,828
Work-in-progress	343,898	237,987
Finished goods	2,249,897	2,887,031
Inventory provision	(111,920)	(885,709)
Total inventory	$4,650,721	$4,991,435

For the six months ended March 31, 2024, 2023 and 2022, the inventory provision expenses (reversal) were $(785,426), $397,039 and (108,861), respectively.